DISPOSALS - Disposal of Doropo and Archean-Birimian Contact (ABC) Projects (Details) - USD ($) $ in Millions		12 Months Ended
	May 01, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets		$ 8,515	$ 8,512	[1],[2]	$ 4,419	[1],[2]
Net trade and other receivables		675	569		405
Cash and cash equivalents		2,905	1,425	[1],[2]	964	[1],[2]
Cash		$ (158)	$ 0		$ 0
Discontinued operations
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets	$ 207
Net trade and other receivables	1
Cash and cash equivalents	1
Net assets	209
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	$ 47

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.